Corporate Transactions - Sale of Pilar (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 16, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Promissory notes receivables due from associates, due third installment		$ 19,900
Changes in non-cash working capital		87,820	$ (56,656)
Pilar Gold Inc.
Disclosure of detailed information about business combination [line items]
Promissory notes receivables due from associates, due third installment		$ 8,800	7,600
Pilar Mine | Pilar Gold Inc.
Disclosure of detailed information about business combination [line items]
Receivable on closing of the transaction	$ 10,500
Promissory notes receivables due from associates	27,500
Promissory notes receivables due from associates, due second installment	10,000
Promissory notes receivables due from associates, due third installment	$ 17,500
Percentage of voting equity interests acquired	9.90%
Consideration received, sale-date fair value	$ 47,000
Equity interests of acquirer	4,800
Net smelter returns to royalty, value	5,800
Changes in non-cash working capital	$ 1,600
Gain on sale of assets			$ 45,400